AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

August 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.7%
Long-Term Municipal Bonds - 97.7%
Virginia - 71.2%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (a)(b)	$585	$620,580
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	4,000	4,650,280
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43 (a)	1,600	1,649,536
City of Newport News VA
Series 2014A
5.00%, 7/15/30-7/15/32	2,000	2,345,470
City of Richmond VA Public Utility Revenue
Series 2013A
5.00%, 1/15/29	1,970	2,211,936
Series 2016
5.00%, 1/15/30-1/15/34	9,000	10,955,500
City of Suffolk VA
Series 2010
5.00%, 8/01/22	1,870	1,936,759
Series 2010A
5.00%, 8/01/22 (Pre-refunded/ETM) (a)	210	217,342
Series 2011
5.00%, 2/01/26 (Pre-refunded/ETM)	950	1,002,725
County of Henrico VA
Series 2010
5.00%, 7/15/24 (c)	6,600	6,823,542
Culpeper County Economic Development Authority (County of Culpeper VA Lease)
Series 2014
4.00%, 6/01/29	2,955	3,293,525
Dullles Town Center Community Development Authority
Series 2012
4.25%, 3/01/26 (a)	1,000	1,017,980
Fairfax County Economic Development Authority (County of Fairfax VA Lease)
Series 2014A
5.00%, 10/01/34	1,000	1,174,950
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist)
Series 2016
4.00%, 4/01/35	2,000	2,257,740
Fairfax County Economic Development Authority (Goodwin House, Inc.)
Series 2016
5.00%, 10/01/36-10/01/42	3,200	3,617,632
Fairfax County Industrial Development Authority (Inova Health System Obligated Group)
Series 2014A
5.00%, 5/15/44	2,000	2,271,260
Series 2018A
4.00%, 5/15/48	1,500	1,680,585

	Principal Amount (000)	U.S. $ Value
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/30-6/15/31	$5,000	$5,972,510
Hampton Roads Sanitation District
Series 2017A
5.00%, 10/01/33	3,550	4,494,371
Hampton Roads Transportation Accountability Commission
Series 2018A
5.00%, 7/01/35	4,000	5,061,280
Hanover County Economic Development Authority (Covenant Woods)
Series 2012A
5.00%, 7/01/42 (a)	2,000	2,082,120
Henrico County Economic Development Authority
Series 2013
5.00%, 11/01/30 (Pre-refunded/ETM)	2,000	2,239,440
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group)
Series 2017C
5.00%, 12/01/37 (a)	765	872,949
Lexington Industrial Development Authority (Kendal at Lexington)
Series 2016
4.00%, 1/01/31	1,500	1,608,105
Loudoun County Sanitation Authority
Series 2010
5.00%, 1/01/29	3,820	3,867,750
Lynchburg Economic Development Authority (Centra Health Obligated Group)
Series 2017A
5.00%, 1/01/47	1,750	2,067,940
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36 (a)	250	264,783
Norfolk Airport Authority/VA
5.00%, 7/01/43	2,870	3,620,620
Norfolk Economic Development Authority
Series 2013
5.00%, 11/01/29 (Pre-refunded/ETM)	2,200	2,452,494
Peninsula Town Center Community Development Authority
Series 2018
5.00%, 9/01/37 (a)(b)	510	576,938
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC)
Series 2017
5.55%, 1/01/37 (a)(b)	1,000	1,065,480
Roanoke County Economic Development Authority (City of Roanoke VA Lease)
Series 2015
5.00%, 10/15/35	1,750	2,116,030

	Principal Amount (000)	U.S. $ Value
Roanoke Economic Development Authority (Carilion Clinic Obligated Group)
AGM Series 2005C
5.00%, 7/01/27	$3,000	$3,083,700
Roanoke Economic Development Authority (Lynchburg College)
Series 2018A
5.00%, 9/01/33-9/01/43	3,660	4,432,804
Suffolk Economic Development Authority (United Church Homes & Services Obligated Group)
Series 2016
5.00%, 9/01/31 (a)	1,000	1,109,810
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	2,400	2,406,024
Town of Leesburg VA
Series 2011A
5.00%, 1/15/24	1,645	1,732,415
Virginia College Building Authority (Liberty University, Inc.)
Series 2010
5.25%, 3/01/29	5,000	5,095,500
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/30 (b)	1,615	1,791,842
Virginia College Building Authority (Roanoke College)
Series 2007
5.00%, 4/01/23	1,000	1,008,460
Virginia Commonwealth University Health System Authority
Series 2011
5.00%, 7/01/27 (Pre-refunded/ETM)	1,000	1,070,820
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group)
Series 2017B
5.00%, 7/01/46	2,000	2,408,020
Virginia Port Authority
Series 2016B
5.00%, 7/01/35-7/01/36	6,160	7,324,552
Virginia Resources Authority
Series 2011B
5.00%, 11/01/26 (Pre-refunded/ETM) (a)	2,520	2,730,722
5.00%, 11/01/26	2,480	2,700,596
Series 2016C
4.00%, 11/01/34	2,000	2,295,920
Virginia Resources Authority (Virginia Resources Authority SRF)
Series 2013
5.00%, 10/01/25	4,000	4,657,840
Virginia Small Business Financing Authority (95 Express Lanes LLC) 5.00%, 7/01/49	2,000	2,133,240

	Principal Amount (000)	U.S. $ Value
Virginia Small Business Financing Authority (Covanta Holding Corp.)
Series 2018
5.00%, 1/01/48 (b)	$1,000	$1,071,730
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	2,500	2,743,000
5.50%, 1/01/42	1,000	1,093,040
Virginia Small Business Financing Authority (Hampton University)
Series 2014
5.25%, 10/01/29	4,125	4,886,887
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC)
5.00%, 12/31/49	430	498,645
Series 2017
5.00%, 12/31/52	3,350	3,872,030
Winchester Economic Development Authority (Valley Health Obligated Group)
Series 2015
5.00%, 1/01/34-1/01/35	3,500	4,129,500

		150,367,249

Alabama - 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
5.25%, 5/01/44 (a)(b)	375	433,027

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (b)	455	513,222

Arizona - 2.6%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,945	4,243,952
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 7/01/52 (b)	200	230,016
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	976,841

		5,450,809

California - 0.3%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	660	662,198

	Principal Amount (000)	U.S. $ Value
District of Columbia - 8.8%
Metropolitan Washington Airports Authority
Series 2012A
5.00%, 10/01/30	$1,000	$1,100,400
Series 2016A
5.00%, 10/01/35	1,200	1,453,572
Series 2018A
5.00%, 10/01/36	3,000	3,745,650
Metropolitan Washington Airports Authority (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44	4,300	5,835,143
Washington Metropolitan Area Transit Authority
Series 2017A
5.00%, 7/01/31-7/01/32	5,095	6,385,982

		18,520,747

Florida - 1.0%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	100	110,686
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)	415	395,279
Pinellas County Educational Facilities Authority (Barry University, Inc.)
Series 2012
5.00%, 10/01/27	400	429,276
5.25%, 10/01/30	1,000	1,076,090

		2,011,331

Guam - 1.0%
Guam Power Authority
Series 2017A
5.00%, 10/01/36	1,630	1,901,330
Territory of Guam
5.00%, 11/15/31	100	117,925

		2,019,255

Illinois - 1.1%
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	2,200	2,420,330

Michigan - 0.8%
City of Detroit MI
5.00%, 4/01/36	85	95,962
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,575	1,676,131

		1,772,093

Minnesota - 0.6%
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,000	1,204,930

	Principal Amount (000)	U.S. $ Value
Nevada - 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 7/01/58 (a)(b)	$500	$72,385

New York - 1.1%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29 (Pre-refunded/ETM)	1,010	1,100,577
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	1,090	1,165,286

		2,265,863

North Carolina - 0.5%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37 (a)	1,000	1,050,320

Ohio - 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	600	618,000

Puerto Rico - 2.1%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	235	262,448
NATL Series 2007V
5.25%, 7/01/35	100	107,848
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	220	242,948
AGC Series 2007N
5.25%, 7/01/34-7/01/36	415	462,474
NATL Series 2005L
5.25%, 7/01/35	110	118,214
NATL Series 2007N
5.25%, 7/01/32	100	108,104
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,580	1,621,443
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	615	629,606
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	100	110,841

	Principal Amount (000)	U.S. $ Value
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (a)	$223	$163,758
Series 2019A
5.00%, 7/01/58 (a)	675	703,796

		4,531,480

South Carolina - 0.1%
South Carolina Public Service Authority
Series 2014A
5.00%, 12/01/49	205	230,215

Tennessee - 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	295	309,399

Texas - 2.9%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (b)	520	562,032
North Texas Tollway Authority (North Texas Tollway System)
Series 2015B
5.00%, 1/01/34	1,300	1,522,404
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/36	1,150	1,197,759
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,110	1,164,945
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	555	565,678
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	1,000	1,170,460

		6,183,278

Washington - 0.6%
Pend Oreille County Public Utility District No. 1 Box Canyon
Series 2018
5.00%, 1/01/44	650	765,186

	Principal Amount (000)	U.S. $ Value
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.00%, 10/01/32	$400	$428,620

		1,193,806

Wisconsin - 2.1%
Wisconsin Health & Educational Facilities Authority
Series 2012C
5.00%, 8/15/32 (Pre-refunded/ETM) (a)	2,700	3,002,022
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	1,000	1,115,320
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)(b)	265	284,374

		4,401,716

Total Municipal Obligations (cost $191,812,661)		206,231,653

	Shares
SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.07% (d)(e)(f) (cost $1,954,499)	1,954,499	1,954,499

Total Investments - 98.6% (cost $193,767,160) (g)		208,186,152
Other assets less liabilities - 1.4%		2,985,560

Net Assets - 100.0%		$211,171,712

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 12,160	8/09/22	3 Month LIBOR	1.486%	Quarterly/Semi-Annual	$23,163	$	– 0	–	$23,163
USD 1,000	4/16/49	3 Month LIBOR	2.746%	Quarterly/Semi-Annual	300,765		– 0	–	300,765

					$323,928	$	– 0	–	$323,928

CENTRALLY CLEARED INFLATION (CPI) SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 10,200	6/17/24	1.760%	CPI	#	Maturity	$(55,633)	$	– 0	–	$(55,633)
USD 1,980	8/09/24	1.690%	CPI	#	Maturity	(4,930)		(1,572)		(3,358)

						$(60,563)		$(1,572)		$(58,991)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD 6,633	9/20/20	2.263%	CPI	#	Maturity	$(96,920)
Barclays Bank PLC	USD 6,159	10/15/20	2.208%	CPI	#	Maturity	(81,723)
Barclays Bank PLC	USD 3,397	10/15/20	2.210%	CPI	#	Maturity	(45,245)
Citibank, NA	USD 4,480	10/17/20	2.220%	CPI	#	Maturity	(60,244)
JPMorgan Chase Bank, NA	USD 5,919	8/30/20	2.210%	CPI	#	Maturity	(81,644)
JPMorgan Chase Bank, NA	USD 6,720	7/15/24	2.165%	CPI	#	Maturity	(122,864)

							$(488,640)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate market value of these securities amounted to $8,036,990 or 3.8% of net assets.

(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,770,929 and gross unrealized depreciation of investments was $(575,640), resulting in net unrealized appreciation of $14,195,289.

As of August 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.2% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II

AB Virginia Portfolio

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$186,880,367		$19,351,286		$206,231,653
Short-Term Investments		1,954,499		– 0	–	– 0	–	1,954,499

Total Investments in Securities		1,954,499		186,880,367		19,351,286		208,186,152
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	323,928		– 0	–	323,928
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(60,563)		– 0	–	(60,563)
Inflation (CPI) Swaps		– 0	–	(488,640)		– 0	–	(488,640)

Total		$1,954,499		$186,655,092		$19,351,286		$207,960,877

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/19	$18,553,983		$18,553,983
Accrued discounts/(premiums)	(21,188)		(21,188)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	255,912		255,912
Purchases	562,579		562,579
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/19	$19,351,286		$19,351,286

Net change in unrealized appreciation/depreciation from investments held as of 8/31/19	$255,912		$255,912

As of August 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2019 is as follows:

Fund	Market Value 5/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,467	$9,930	$16,443	$1,954	$18